Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Tax-Exempt Fund of New York
Entity Central Index Key	0001496999
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
American Funds Tax-Exempt Fund of New York® - Class A
Shareholder Report [Line Items]
Fund Name	American Funds Tax-Exempt Fund of New York®
Class Name	Class A
Trading Symbol	NYAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Fund of New York (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 58	0.59%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares lost 2.11% for the year ended July 31, 2025. That result compares with a 0.73% loss for the Bloomberg New York Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
Within the fund, holdings in corporates and housing debt were additive to the results, relative to the benchmark. Likewise, the fund’s exposure to derivatives and duration positioning further helped the fund’s relative returns.
A smaller allocation than the index to the special tax and general obligation sectors had a relative negative impact on returns. Likewise, curve positioning negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Fund of New York — Class A (with sales charge) *	(5.83) %	(0.82) %	1.24%
American Funds Tax-Exempt Fund of New York — Class A (without sales charge) *	(2.11) %	(0.07) %	1.64%
Bloomberg Municipal Bond Index †	(0.00) %	0.13%	2.11%
Bloomberg New York Municipal Index †	(0.73) %	0.13%	1.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 270,169,000
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 707,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 270,169
Total number of portfolio holdings	250
Total advisory fees paid (in thousands)	$ 707
Portfolio turnover rate	18%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American Funds Tax-Exempt Fund of New York® - Class C
Shareholder Report [Line Items]
Fund Name	American Funds Tax-Exempt Fund of New York®
Class Name	Class C
Trading Symbol	NYACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Fund of New York (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 132	1.34%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares lost 2.85% for the year ended July 31, 2025. That result compares with a 0.73% loss for the Bloomberg New York Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
Within the fund, holdings in corporates and housing debt were additive to the results, relative to the benchmark. Likewise, the fund’s exposure to derivatives and duration positioning further helped the fund’s relative returns.
A smaller allocation than the index to the special tax and general obligation sectors had a relative negative impact on returns. Likewise, curve positioning negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Fund of New York — Class C (with sales charge) *	(3.80) %	(0.82) %	1.01%
American Funds Tax-Exempt Fund of New York — Class C (without sales charge) *	(2.85) %	(0.82) %	1.01%
Bloomberg Municipal Bond Index †	(0.00) %	0.13%	2.11%
Bloomberg New York Municipal Index †	(0.73) %	0.13%	1.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been
lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 270,169,000
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 707,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 270,169
Total number of portfolio holdings	250
Total advisory fees paid (in thousands)	$ 707
Portfolio turnover rate	18%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings,
which
typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American Funds Tax-Exempt Fund of New York® - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds Tax-Exempt Fund of New York®
Class Name	Class F-1
Trading Symbol	NYAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Fund of New York (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 69	0.70%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares lost 2.23% for the year ended July 31, 2025. That result compares with a 0.73% loss for the Bloomberg New York Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
Within the fund, holdings in corporates and housing debt were additive to the results, relative to the benchmark. Likewise, the fund’s exposure to derivatives and duration positioning further helped the fund’s relative returns.
A smaller allocation than the index to the special tax and general obligation sectors had a relative negative impact on returns. Likewise, curve positioning negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Fund of New York — Class F-1 *	(2.23) %	(0.13) %	1.60%
Bloomberg Municipal Bond Index †	(0.00) %	0.13%	2.11%
Bloomberg New York Municipal Index †	(0.73) %	0.13%	1.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which
they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 270,169,000
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 707,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 270,169
Total number of portfolio holdings	250
Total advisory fees paid (in thousands)	$ 707
Portfolio turnover rate	18%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American Funds Tax-Exempt Fund of New York® - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds Tax-Exempt Fund of New York®
Class Name	Class F-2
Trading Symbol	NYAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Fund of New York (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 42	0.42%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares lost 1.95% for the year ended July 31, 2025. That result compares with a 0.73% loss for the Bloomberg New York Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
Within the fund, holdings in corporates and housing debt were additive to the results, relative to the benchmark. Likewise, the fund’s exposure to derivatives and duration positioning further helped the fund’s relative returns.
A smaller allocation than the index to the special tax and general obligation sectors had a relative negative impact on returns. Likewise, curve positioning negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Fund of New York — Class F-2 *	(1.95) %	0.11%	1.80%
Bloomberg Municipal Bond Index †	(0.00) %	0.13%	2.11%
Bloomberg New York Municipal Index †	(0.73) %	0.13%	1.93%
*
Investment
results
assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 270,169,000
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 707,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 270,169
Total number of portfolio holdings	250
Total advisory fees paid (in thousands)	$ 707
Portfolio turnover rate	18%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American Funds Tax-Exempt Fund of New York® - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds Tax-Exempt Fund of New York®
Class Name	Class F-3
Trading Symbol	TFNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Fund of New York (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 31	0.31%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares lost 1.84% for the year ended July 31, 2025. That result compares with a 0.73% loss for the Bloomberg New York Municipal Index. For information on returns for additional periods, incl
uding the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
Within the fund, holdings in corporates and housing debt were additive to the results, relative to the benchmark. Likewise, the fund’s exposure to derivatives and duration positioning further helped the fund’s relative returns.
A smaller allocation than the index to the special tax and general obligation sectors had a relative negative impact on returns. Likewise, curve positioning negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Exempt Fund of New York — Class F-3 2	(1.84) %	0.21%	1.84%
Bloomberg Municipal Bond Index 3	(0.00) %	0.13%	2.11%
Bloomberg New York Municipal Index 3	(0.73) %	0.13%	1.90%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 270,169,000
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 707,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 270,169
Total number of portfolio holdings	250
Total advisory fees paid (in thousands)	$ 707
Portfolio turnover rate	18%

Holdings [Text Block]
Portfolio quality summary
*
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American Funds Tax-Exempt Fund of New York® - Class T
Shareholder Report [Line Items]
Fund Name	American Funds Tax-Exempt Fund of New York®
Class Name	Class T
Trading Symbol	TATEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Fund of New York (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 33	0.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares lost 1.87% for the year ended July 31, 2025. That result compares with a 0.73% loss for the Bloomberg New York Municipal Index.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
Within the fund, holdings in corporates and housing debt were additive to the results, relative to the benchmark. Likewise, the fund’s exposure to derivatives and duration positioning further helped the fund’s relative returns.
A smaller allocation than the index to the special tax and general obligation sectors had a relative negative impact on returns. Likewise, curve positioning negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Exempt Fund of New York — Class T (with sales charge) 2	(4.32) %	(0.30) %	1.38%
American Funds Tax-Exempt Fund of New York — Class T (without sales charge) 2	(1.87) %	0.19%	1.68%
Bloomberg Municipal Bond Index 3	(0.00) %	0.13%	1.97%
Bloomberg New York Municipal Index 3	(0.73) %	0.13%	1.77%
1
Class T shares were first
offered
on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 270,169,000
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 707,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 270,169
Total number of portfolio holdings	250
Total advisory fees paid (in th ou sands)	$ 707
Portfolio turnover rate	18%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.